CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Formation and operating costs		$ 98,419	$ 20,000
Loss from operations		(98,419)
Other income:
Change in fair value of warrants		(1,836,968)
Offering costs allocated to warrants liability		(299,524)
Net income (loss)		$ (2,234,911)	$ (20,000)
Weighted average shares outstanding, basic and diluted	[1]		6,375,000
Basic and diluted net loss per share			$ 0.00
Class A Common Stock Subject to Redemption
Other income:
Weighted average shares outstanding, basic and diluted		24,300,287
Basic and diluted net loss per share		$ 0
Non-Redeemable Class A and Class B Common Stock
Other income:
Weighted average shares outstanding, basic and diluted		7,218,327
Basic and diluted net loss per share		$ (0.31)

[1]	Excludes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All shares and Class B ordinary share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).